ACCOUNTS AND OTHER RECEIVABLE, NET - Current and Non-current Balances (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Current, net	$ 4,306	$ 4,808
Non-current, net
Accounts receivable	60	40
Retainer on customer contract	68	102
Billing rights	555	681
Total non-current, net	683	823
Total	$ 4,989	$ 5,631